Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ANFIELD UNIVERSAL FIXED INCOME ETF | ANFIELD UNIVERSAL FIXED INCOME ETF SHARES
Prospectus [Line Items]
Annual Return [Percent]	6.56%	7.06%	9.58%	(5.28%)	(0.35%)	1.68%	0.67%
ANFIELD DYNAMIC FIXED INCOME ETF | ANFIELD DYNAMIC FIXED INCOME ETF SHARES
Prospectus [Line Items]
Annual Return [Percent]	4.97%	1.24%	6.47%	(12.07%)	(2.84%)
ANFIELD U.S. EQUITY SECTOR ROTATION ETF | ANFIELD U.S. EQUITY SECTOR ROTATION ETF SHARES
Prospectus [Line Items]
Annual Return [Percent]	20.68%	25.14%	21.08%	(17.42%)	25.30%	19.42%
REGENTS PARK HEDGED MARKET STRATEGY ETF | REGENTS PARK HEDGED MARKET STRATEGY ETF SHARES
Prospectus [Line Items]
Annual Return [Percent]	10.42%	17.77%	11.72%